Submission	Sep. 10, 2026
Submission [Line Items]
Central Index Key	0001907982
Registrant Name	D-Wave Quantum Inc.
Registration File Number	333-292825
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES